Borrowings (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Term Loan B facility	$ 339,327	$ 418,538
Credit facilities	102,759	75,671
Total debt	442,086	494,209
Financial liabilities	50,997	24,842
Total borrowings	493,083	519,051
Less: Long-term unamortized discount	(3,786)	(6,629)
Less: Current portion of long-term borrowings, net	(11,680)	(26,804)
Less: Deferred finance costs, net	(4,234)	(4,937)
Long-term borrowings, net	$ 473,383	$ 480,681